MARK W. JEANFREAU Partner Admitted in Louisiana and Texas (504) 584-9236 jeanfrem@phelps.com	March 17, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Renasant Corporation (CIK 0000715072)
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Renasant Corporation (the “Registrant”), and pursuant to the requirements of the Securities Act of 1933, as amended, we are transmitting to you via EDGAR a Registration Statement on Form S-4, including exhibits, for the purpose of registering shares of common stock, $5.00 par value per share, of the Registrant with a maximum aggregate offering price of $103,275,406 (the “Registration Statement”). The Registrant has paid the registration fee in the amount of $11,970 by wire transfer to your account at U.S. Bank in St. Louis, Missouri.

If you have any questions or comments concerning the Registration Statement, please call the undersigned at (504) 584-9236.

Very truly yours,

/s/ Mark W. Jeanfreau